Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.1%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,553,720
(LOC: TD Bank, N.A.), 4.00%, 3/1/52(1)	1,000	1,000,000
		$ 6,553,720
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$1,323	$ 238,218
		$ 238,218
Education — 12.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.657%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$1,600	$ 1,549,600
Bethlehem Redevelopment Authority, PA, (Moravian University), 4.00%, 10/1/38	300	277,038
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,544,911
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,153,387
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,599,045
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,687,780
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	392,400
4.00%, 10/1/46	625	521,356
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,396,600
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	2,000	1,989,140
Pennsylvania State University:
5.00%, 9/1/34	1,585	1,689,848
5.00%, 9/1/47	2,000	2,196,160
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/45	1,035	1,048,600
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,889,569
		$ 19,935,434
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.7%
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	$200	$ 200,000
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	2,500	2,500,000
		$ 2,700,000
Escrowed/Prerefunded — 0.6%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,041,990
		$ 1,041,990
General Obligations — 5.5%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,077,020
Boyertown Area School District, PA:
5.00%, 10/1/38	1,000	1,014,410
5.00%, 10/1/42	500	542,735
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,212,038
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,515,881
North Allegheny School District, PA, 4.00%, 5/1/37	1,000	1,029,150
Puerto Rico:
5.625%, 7/1/29	500	529,400
5.75%, 7/1/31	750	804,405
		$ 8,725,039
Hospital — 14.0%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 4.00%, 7/15/37	$2,000	$ 2,003,560
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	450	452,443
5.00%, 7/1/35	500	484,400
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,976,640
5.00%, 2/15/45	3,150	3,226,293
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	1,345	1,347,623
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/40	1,000	1,064,960
5.00%, 11/1/46	1,500	1,567,875
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,842,780

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	$2,000	$ 2,050,920
Pennsylvania Economic Development Financing Authority, (UPMC), 4.28%, (SIFMA + 0.42%), 11/15/24(3)	1,000	1,001,310
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/38	2,225	2,234,300
4.00%, 8/15/42	150	148,961
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,817,180
		$ 22,219,245
Housing — 1.3%
Pennsylvania Housing Finance Agency, SFMR:
2.35%, 10/1/40	$1,405	$ 1,044,379
Social Bonds, 4.40%, 10/1/38	1,000	1,019,020
		$ 2,063,399
Industrial Development Revenue — 3.2%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$2,000	$ 2,035,620
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), 3.45% to 7/3/23 (Put Date), 12/1/30	3,000	2,996,910
		$ 5,032,530
Insured - Education — 3.3%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 971,830
(BAM), 4.00%, 10/1/41	1,000	967,280
(BAM), 4.00%, 10/1/42	1,000	965,640
(BAM), 4.125%, 10/1/48	1,250	1,207,513
(BAM), 5.25%, 10/1/44	1,100	1,194,182
		$ 5,306,445
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,136,079
		$ 1,136,079
Insured - Escrowed/Prerefunded — 2.9%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,324,049
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded (continued)
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	$60	$ 60,344
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,162,171
		$ 4,546,564
Insured - General Obligations — 8.3%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/32	$1,000	$ 1,054,400
(BAM), 5.00%, 6/1/33	1,000	1,053,190
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,556,880
Cambria County, PA, (BAM), 5.00%, 8/1/30	1,050	1,072,407
Elizabeth Forward School District, PA, (NPFG), 0.00%, 9/1/23	2,170	2,139,533
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	902,300
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,186,643
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	62,166
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,042,720
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,040,520
(AGM), 5.00%, 4/1/33	1,960	2,034,794
		$ 13,145,553
Insured - Hospital — 1.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,062,420
		$ 2,062,420
Insured - Lease Revenue/Certificates of Participation — 5.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$2,000	$ 1,969,520
State Public School Building Authority, PA, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	6,250	7,081,375
		$ 9,050,895
Insured - Transportation — 2.5%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	$1,500	$ 1,662,720
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,274,580
		$ 3,937,300
Insured - Water and Sewer — 5.3%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,009,960

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Bucks County Water and Sewer Authority, PA:
(AGM), 4.25%, 12/1/47	$1,200	$ 1,195,416
(AGM), 5.25%, 12/1/47	1,250	1,402,462
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,758,215
		$ 8,366,053
Lease Revenue/Certificates of Participation — 2.9%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,174,318
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,420,554
		$ 4,594,872
Senior Living/Life Care — 4.7%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 510,590
5.00%, 1/1/39	285	283,450
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	214,122
Prerefunded to 1/1/29, 5.00%, 1/1/39	1,525	1,718,614
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	771,177
5.00%, 12/1/33	455	413,067
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,167,076
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	163,778
5.00%, 11/15/45	1,000	943,220
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	951,310
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	401,699
		$ 7,538,103
Special Tax Revenue — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,714,685
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	198,856
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	958,330
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	36	34,241
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
0.00%, 7/1/27	$34	$ 28,192
0.00%, 7/1/29	34	25,653
0.00%, 7/1/31	43	29,264
0.00%, 7/1/33	49	30,019
0.00%, 7/1/46	463	126,510
0.00%, 7/1/51	377	77,055
4.50%, 7/1/34	74	74,210
4.536%, 7/1/53	5	4,525
5.00%, 7/1/58	2,533	2,445,865
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,247,980
		$ 7,995,385
Transportation — 9.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,927,250
(AMT), 5.00%, 1/1/56	1,000	1,031,360
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,737,872
4.25%, 12/1/41	1,125	1,160,933
5.00%, 12/1/39	1,500	1,610,175
5.00%, 12/1/41	1,250	1,375,937
(LOC: TD Bank, N.A.), 3.95%, 12/1/39(1)	2,000	2,000,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/33	1,000	1,109,820
		$ 14,953,347
Water and Sewer — 3.1%
Allegheny County Sanitary Authority, PA, 5.00%, 6/1/43	$1,425	$ 1,515,487
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	690,278
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	1,689,540
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,061,210
		$ 4,956,515
Total Tax-Exempt Municipal Obligations (identified cost $155,521,950)		$156,099,106

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$630	$ 113,414
		$ 113,414
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 218,348
		$ 218,348
Other Revenue — 1.0%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,585	$ 1,554,837
		$ 1,554,837
Total Taxable Municipal Obligations (identified cost $2,592,531)		$ 1,886,599
Total Investments — 99.3% (identified cost $158,114,481)		$157,985,705
Other Assets, Less Liabilities — 0.7%		$ 1,117,896
Net Assets — 100.0%		$159,103,601
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $1,913,541 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 16.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$156,099,106	$ —	$156,099,106
Taxable Municipal Obligations	—	1,886,599	—	1,886,599
Total Investments	$ —	$157,985,705	$ —	$157,985,705
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.